SUBSEQUENT EVENTS (Details Narrative) - Subordinate voting shares [member] - shares	Nov. 10, 2025	Sep. 30, 2025	Apr. 24, 2025	May 27, 2024
IfrsStatementLineItems [Line Items]
Number of shares issued		860,762	652,767	450,000
After reporting period [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	349